Information on geographical areas (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of geographical areas [abstract]
Summary of Additional Information by Country
Additional information by country
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total Income			Total assets			Result before tax			Taxation
				2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	14,415	13,600	13,141	5,198	6,130	6,396	267,368	259,387	239,342	1,397	1,973	2,940	437	738	812
Belgium	Belgium	ING België N.V.	Wholesale / Retail	7,694	8,248	8,893	2,277	2,838	3,041	121,813	120,287	119,068	291	898	1,093	142	285	455
	Luxemburg	ING Luxembourg S.A.	Wholesale / Retail	841	791	777	292	315	298	16,608	13,310	14,748	123	199	68	29	50	27
Rest of Europe	Poland	ING Bank Slaski S.A	Wholesale / Retail	8,968	8,829	8,664	1,344	1,229	1,119	37,220	33,040	29,976	533	525	444	141	128	112
	Germany	ING DiBa A.G.	Wholesale / Retail	4,639	4,625	4,587	2,141	2,315	2,477	147,642	144,861	138,185	1,032	1,203	1,405	355	397	448
	Romania	Branch of ING Bank N.V.	Wholesale / Retail	2,575	2,269	1,968	457	403	314	7,424	7,112	5,940	221	183	135	34	25	23
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,233	1,201	1,135	706	600	509	26,118	23,757	23,858	249	195	97	72	71	25
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	959	911	838	269	231	336	15,726	16,991	16,728	–39	–101	–4	4	–24	7
	UK	Branch of ING Bank N.V.	Wholesale	692	672	603	594	505	550	61,088	64,016	78,573	214	180	324	52	44	76
	France [1]	Branch of ING Bank N.V.	Wholesale / Retail	659	620	591	308	323	310	12,058	12,063	10,678	70	111	93	35	45	32
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	293	277	270	93	82	136	1,499	1,449	1,607	68	25	78	22	3	20
	Czech Republic	Branch of ING Bank N.V.	Wholesale / Retail	339	306	245	88	106	–5	4,494	6,278	5,640	10	39	–55	2	10	–11
	Hungary	Branch of ING Bank N.V.	Wholesale	138	141	146	24	40	32	1,299	1,227	1,003	–7	5	–	2	3	2
	Slovakia	Branch of ING Bank N.V.	Wholesale	703	571	497	14	14	14	587	487	677	2	–0	2	–0	1	1
	Ukraine	PJSC ING Bank Ukraine	Wholesale	111	109	106	43	36	30	481	368	321	31	22	9	9	3	2
	Austria	Branch of ING DiBa A.G.	Wholesale / Retail	279	235	225	80	85	80	1,441	753	682	0	18	25	1	6	–1
	Bulgaria	Branch of ING Bank N.V.	Wholesale	68	69	70	12	9	9	358	360	268	2	–0	–2	–	–	–
	Ireland	Branch of ING Bank N.V.	Wholesale	48	47	43	71	68	57	2,575	2,868	2,337	58	65	47	8	8	6
	Portugal	Branch of ING Bank N.V.	Wholesale	12	11	11	18	18	14	899	905	667	14	13	9	4	4	3
	Switzerland	Branch of ING België N.V.	Wholesale	257	244	204	234	257	224	8,577	8,266	9,737	126	169	145	–36	35	38

Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.3 million (2018: EUR 0.5 million; 2017: EUR 0.5 million).

Additional information by country (continued)
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total Income			Total assets			Result before tax			Taxation
				2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
North America	Canada	Payvision Canada Services Ltd.	Wholesale	1	1	–	3	3	–	1	2	2	–	0	–	–	0	–
	USA	ING Financial Holdings Corp.	Wholesale	626	617	564	813	736	724	45,521	61,440	42,873	366	343	371	118	61	134
Latin America	Brazil	Branch of ING Bank N.V.	Wholesale	89	88	78	43	35	47	2,921	1,974	1,184	27	16	16	6	9	4
	Colombia	ING Capital Colombia S.A.S.	Wholesale	3	3	2	1	1	1	2	2	2	–	–	–	–	–	–
	Mexico	ING Consulting, S.A. de C.V.	Wholesale	8	8	8	1	1	1	2	2	2	–2	–2	–2	–	–	–
Asia	China	Branch of ING Bank N.V.	Wholesale	89	86	81	35	37	35	2,031	2,107	2,298	7	3	7	–1	7	–2
	Japan	Branch of ING Bank N.V.	Wholesale	33	32	35	31	36	33	5,109	2,300	2,238	22	19	17	8	5	11
	Singapore	Branch of ING Bank N.V.	Wholesale	592	546	512	349	340	297	27,982	32,222	25,803	76	176	133	13	21	9
	Macau	Payvision Macau Ltd.	Wholesale		–	n/a		–	n/a		–	n/a		–	n/a		–	n/a
	Hong Kong	Branch of ING Bank N.V.	Wholesale	128	122	108	96	110	94	7,350	6,975	7,850	38	52	55	7	8	7
	Philippines	Branch of ING Bank N.V.	Wholesale/ Retail	1,420	878	604	25	17	18	412	395	322	–11	0	6	–5	3	2
	South Korea	Branch of ING Bank N.V.	Wholesale	79	80	82	60	55	55	5,457	4,299	4,602	25	14	21	7	3	6
	Taiwan	Branch of ING Bank N.V.	Wholesale	34	33	33	26	23	23	2,873	2,839	3,910	10	7	11	0	0	–
	Indonesia	PT ING Securities Indonesia	Wholesale	0	3	5	0	0	1	6	6	6	–0	–0	–	–	–	–
	Malaysia	Branch of ING Bank N.V.	Wholesale	5	5	5	1	1	–	166	139	29	0	0	–1	0	0	–
	India	Branch of ING Bank N.V.	Wholesale	–	–	–	0	–	1	–	1	2	0	–	1	0	–0	–
	Turkey	ING Bank A.S.	Wholesale / Retail	4,074	4,709	5,221	677	678	741	9,927	11,521	13,798	304	245	267	66	50	54
	United Arabic Emirates	Branch of ING Bank N.V.	Wholesale	11	11	10	–1	–0	–	0	0	–	–2	–1	–2	–	–	–
Australia	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	1,319	1,234	1,143	701	647	577	43,482	39,673	37,982	400	389	330	121	118	235
Other	Mauritius	ING Mauritius Ltd.	Investment Management				0	1	1	1	920	939	–0	1	–
Total				53,431	52,233	51,504	17,125	18,324	18,590	888,520	884,603	843,878	5,653	6,986	8,085	1,652	2,116	2,539